Long-Term Debt - Keppel Newbuilding Financing (Details) $ in Millions			1 Months Ended			12 Months Ended
	Dec. 27, 2021 USD ($)	Jan. 30, 2021	Jan. 31, 2021 USD ($) rig	Jun. 30, 2020 rig	May 31, 2018 rig	Dec. 31, 2021 USD ($) rig	Dec. 31, 2020 USD ($)	May 30, 2018 rig	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Delivery financing per rig									$ 87.0
Long-term debt						$ 1,915.9	$ 1,906.2
Keppel Rigs
Debt Instrument [Line Items]
Number of premium jack up rigs agreed to acquire | rig					5
Number of rigs completed | rig					3
Number of rigs under construction | rig								2
Number of rigs deliveries deferred, transocean transaction | rig				3	3
Term of guaranteed maturity					60 months
Loan maturity date, period extended		1 year
Number of rig deliveries deferred | rig				2
Keppel Rigs
Debt Instrument [Line Items]
Number of rigs, delivery financing | rig						2
Loan maturity date, period extended		1 year
Additional payments due at the completion of the amendment agreements for the deferrals	$ 6.9
Additional payments due later in 2022	$ 22.6
Payments of debt amendment fee						$ 2.8
Portion of future net equity offerings to repay amounts owed, percentage	14.30%
Book value of jackup rigs pledged as collateral for long-term debt facilities						438.0
Percentage covered for aggregate outstanding facility, amount								130.00%
Long-term debt						259.2	259.2
Keppel Rigs Delivered
Debt Instrument [Line Items]
Delivery financing per rig						90.9
Keppel Rigs Undelivered
Debt Instrument [Line Items]
Delivery financing per rig						77.7
Number of rig deliveries deferred | rig			5
Keppel Rigs Undelivered | Period 1
Debt Instrument [Line Items]
Interim payment 2021			$ 6.0
Keppel Rigs Undelivered | Period 2
Debt Instrument [Line Items]
Interim payment 2022			12.0
Keppel Rigs Undelivered | Keppel Rigs
Debt Instrument [Line Items]
Number of rig deliveries deferred | rig				5
Delivery Financing from PPL
Debt Instrument [Line Items]
Additional payments due at the completion of the amendment agreements for the deferrals	$ 12.7
Additional payments due later in 2022	30.0
Payments of debt amendment fee	$ 3.8
Portion of future net equity offerings to repay amounts owed, percentage	20.00%
Long-term debt						$ 753.3	$ 753.3
Delivery Financing from PPL | Period 1
Debt Instrument [Line Items]
Interim payment 2021			6.0
Delivery Financing from PPL | Period 2
Debt Instrument [Line Items]
Interim payment 2022			$ 12.0